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                                  UNITED STATES
                        SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [  ]; Amendment Number:
                                               ------------------

      This Amendment (Check only one): [   ]   is a restatement.
                                       [   ]   adds new holdings
                                               entries

Institutional Investment Manager Filing this Report:

Name:    Atalanta Sosnoff Management Corp.
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Address: 101 Park Avenue, 6th Floor
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         New York, NY 10178
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Form 13F File Number:      28-01974

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is understood, that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kevin S. Kelly
         ---------------------------------

Title:   CEO, President
         ---------------------------------

Phone:   (212) 867-5000
         ---------------------------------

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly                          New York, N.Y.             04/07/03
------------------------------------        ------------------         --------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number               Name

    28-01162                           Atalanta Sosnoff Capital Corp. (Delaware)
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    [Repeat as necessary.]